Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				2 Months Ended	6 Months Ended		12 Months Ended
	Feb. 29, 2012	Sep. 30, 2011	Jul. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Private Placement
Common stock placed (in shares)	256,875	349,444	572,222	17,858	2,368,576
Proceeds from private placement offering, net of transaction costs	$ 2,061	$ 2,838	$ 4,597	$ 99	$ 11,917	$ 2,068	$ 183	$ 7,627	$ 11,917
Stock-Based Compensation
Compensation expense								939	78
Selling, general and administrative
Stock-Based Compensation
Compensation expense						402	31	621	55
Research and development
Stock-Based Compensation
Compensation expense						$ 219	$ 11	$ 318	$ 23